UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-08283

Morgan Stanley Multi-Asset Class Fund – Domestic Portfolio
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2006

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi-Asset Class Fund

Portfolio of Investments December 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (97.1%)
	Investment Trusts/Mutual Funds (97.1%)
70,187	Morgan Stanley Aggressive Equity Fund *	$849,267
195	Morgan Stanley Biotechnology Fund	3,348
76,521	Morgan Stanley Capital Opportunities Trust *	1,457,720
120,314	Morgan Stanley Convertible Securities Trust	1,980,364
101,835	Morgan Stanley Developing Growth Securities Trust *	2,767,882
95,998	Morgan Stanley Dividend Growth Securities Inc.	3,173,684
103,891	Morgan Stanley Equally-Weighted S&P 500 Fund	4,026,815
290	Morgan Stanley Financial Services Trust	3,962
217,251	Morgan Stanley Global Advantage Fund *	2,020,433
143,422	Morgan Stanley Growth Fund *	2,159,939
22,065	Morgan Stanley Health Sciences Trust	394,959
99,940	Morgan Stanley Income Builder Fund	1,172,295
367,472	Morgan Stanley Information Fund *	3,876,826
349,310	Morgan Stanley Nasdaq-100 Index Fund *	3,300,981
170	Morgan Stanley Natural Resource Development Securities Inc.	4,287
52,529	Morgan Stanley Real Estate Fund	783,211
332,652	Morgan Stanley S&P 500 Index Fund	4,510,761
41,204	Morgan Stanley Special Growth Fund *	825,309
85,658	Morgan Stanley U. S. Government Securities Trust	778,629
220	Morgan Stanley Utilities Fund	3,150
283,623	Morgan Stanley Value Fund	3,882,796

	TOTAL COMMON STOCKS
	(Cost $31,723,299)	37,976,618

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENTS (2.4%)
	REPURCHASE AGREEMENTS
$202	Joint repurchase agreement account 4.25%
	due 01/03/06 (dated 12/30/05; proceeds $202,095) (a) (Cost $202,000)		202,000

724	The Bank of New York 4.125% due 01/03/06
	(dated 12/30/05; proceeds $724,454) (b) (Cost $724,122)		724,122

	Total Short-Term Investments
	(Cost $926,122)		926,122

	TOTAL INVESTMENTS
	(Cost $32,649,421) (c)	99.5%	38,902,740
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	184,434
	NET ASSETS	100.0%	$39,087,174

*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Collateralized by Federal National Mortgage Association 4.125% due 08/01/35
valued at $738,604
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $6,972,047 and the aggregate gross unrealized depreciation is $718,728, resulting in net unrealized appreciation of $6,253,319.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-Asset Class Fund - Domestic Portfolio

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2006